                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09067

                       KIRR, MARBACH PARTNERS FUNDS, INC.
               (Exact name of registrant as specified in charter)

                    621 WASHINGTON STREET, COLUMBUS, IN 47201
               (Address of principal executive offices) (Zip code)

     KIRR, MARBACH & COMPANY, LLC, 621 WASHINGTON STREET, COLUMBUS, IN 47201
                     (Name and address of agent for service)

                                 (812) 376-9444
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2006

Date of reporting period: SEPTEMBER 30, 2006

Item 1. Report to Stockholders.

                    KIRR, MARBACH PARTNERS
                                   VALUE FUND

                                    KM & CO

                                                             -------------------
                                                                   ANNUAL REPORT
                                                              September 30, 2006
                                                         www.kmpartnersfunds.com

                          (KM & CO COVER PAGE GRAPHIC)

                       (KIRR MARBACH PARTNERS VALUE FUND)

November 29, 2006

DEAR FELLOW SHAREHOLDERS:

The Fed's pause, the rapid descent of energy prices in the third quarter and corporate earnings that were on target (i.e. better than the doomsayers were warning) combined to lift the pall surrounding the market. As you know, we had been expecting a halt in the Fed's tightening cycle for some time. We thought this would be positive for the market and, accordingly, our portfolio was fully invested. As it turns out, our call was early and some days the wait became painful. We preach "patience" and "slow and steady," though that can be tough to practice.

We believe the environment for stocks will remain positive. We think the Fed's tightening cycle has concluded. Chairman Bernanke has stated the housing sector is undergoing a "substantial correction" that will likely cut "a percentage point off growth in the second half of the year" from what it would otherwise have been and "probably something going into next year as well." We don't see inflation as a looming problem. This economic slowdown and a benign inflationary outlook should keep the Fed from raising rates and eventually lead to lower rates. We expect corporate earnings to continue growing and even after the recent rally, valuations appear attractive.

Value Fund had a total return of 9.59% for its fiscal year ending September 30, 2006, while the Russell 3000 Index, Russell Midcap Index and S&P 500 Index had total returns of 10.22%, 9.57% and 10.79% for the same period, respectively. We attribute owning stocks of good companies with attractive valuations as the key to Value Fund's good absolute return for the fiscal year ending September 30, 2006. Value Fund's relative performance lagged slightly behind that of the Russell 3000 Index and S&P 500 Index. One change we have made to the portfolio of note is an increase in our commitment to larger capitalization stocks. Recall during the late 1990's, large capitalization stocks outperformed medium- and small-capitalization stocks, much to our chagrin. Following the bear market in the early part of this decade, the pendulum swung the other direction. Medium- and small-capitalization stocks soared, while large capitalization stocks lagged. This has led to a more level playing field and we're now finding more attractive investment opportunities in some large-capitalization stocks. Following the strong performance of medium-and small-capitalization stocks, valuations have become relatively more attractive in many large capitalization stocks. We think the pendulum may reverse course again. Thus, while we intend to continue to have 50% or more of the portfolio invested in stocks with market capitalization (number of shares outstanding multiplied by market price per share) of $1 billion to $10 billion (i.e. "medium capitalization stocks"), you will likely be seeing more stocks with market capitalization greater than $10 billion in the portfolio.

We thank you for the trust and confidence you've placed in us. As we've mentioned before, we believe strongly in "eating our own cooking" and have a significant investment in Value Fund alongside you. We will continue to focus on our goal of generating good long-term performance for all of our fellow shareholders.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

    PERIODS ENDING      VALUE FUND (1)   RUSSELL 3000 (2)   RUSSELL MIDCAP (3)   S&P 500 (4)
SEPTEMBER 30, 2006 (5)   TOTAL RETURN         INDEX               INDEX             INDEX
3-months                      3.39%             4.64%               2.11%            5.67%
9-months                      7.68%             8.02%               7.06%            8.53%
One-year                      9.59%            10.22%               9.57%           10.79%
Three-years                  13.46%            13.00%              18.22%           12.30%
Five-years                   11.16%             8.08%              14.81%            6.97%
Since Inception
  (December 31, 1998)         8.92%             3.52%               9.75%            2.67%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1-800-870-8039.

THE FUND IMPOSES A 1.00% REDEMPTION FEE ON SHARES HELD LESS THAN 30 DAYS. PERFORMANCE DATA QUOTED DOES NOT REFLECT THE REDEMPTION FEE. IF REFLECTED, TOTAL RETURNS WOULD BE REDUCED.

(1) The performance data quoted assumes the reinvestment of capital gains and income distributions. Performance also reflects fee waivers in effect. In absence of fee waivers, total return would be reduced. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly. Although the majority of Value Fund's holdings are considered medium capitalization, it also holds meaningful positions in large capitalization and small capitalization stocks. Therefore, the adviser has determined the Russell 3000 Index is a more relevant benchmark and will replace the Russell Midcap Index.

(3) The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This Index cannot be invested in directly.

(4) The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

(5) One-year, three-year, five-year and Since Inception returns are Average Annualized Returns.

Regards,

-s- Mark D. Foster                               -s- Mickey Kim
Mark D. Foster, CFA                              Mickey Kim, CFA
President                                        Vice-President, Treasurer and Secretary

VALUE FUND INVESTS IN FOREIGN SECURITIES, WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. VALUE FUND MAY ALSO INVEST IN SMALL- AND MEDIUM-CAPITALIZATION COMPANIES, WHICH TEND TO HAVE MORE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Please refer to the Schedule of Investments for complete fund holdings information.

Value Fund's holdings are subject to change and are not a recommendation to buy or sell any security. References to other investment vehicles should no be interpreted as on offer of these securities.

The information provided herein represents the opinion of Value Fund's investment adviser and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

This material must be preceded or accompanied by a current Prospectus. Value Fund's investment objectives, risks, charges and expenses must be considered carefully before you invest or send money.

QUASAR DISTRIBUTORS, LLC IS THE DISTRIBUTOR FOR VALUE FUND. (11/06)

For further information about Value Fund and/or an account application, please call Craig Kessler at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN 47202-1729.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

(GRAPH)

                                       KIRR MARBACH PARTNERS
                                            VALUE FUND            S&P 500 INDEX       RUSSELL MIDCAP INDEX    RUSSELL 3000 INDEX
                                       ---------------------      -------------       --------------------    ------------------
12/31/1998                                     10000                  10000                  10000                  10000
3/31/1999                                      10040                  10498                   9953                  10339
9/30/1999                                       9910                  10537                  10086                  10403
3/31/2000                                      10396                  12382                  13017                  12642
9/30/2000                                      11571                  11936                  13276                  12296
3/31/2001                                      12144                   9696                  11457                   9828
9/30/2001                                      11420                   8757                  10308                   8864
3/31/2002                                      14017                   9720                  12594                  10002
9/30/2002                                      10555                   6963                   9382                   7195
3/31/2003                                      10851                   7313                   9885                   7536
9/30/2003                                      13274                   8662                  12442                   9060
3/31/2004                                      15313                   9881                  14909                  10414
9/30/2004                                      15037                   9863                  14998                  10352
3/31/2005                                      16757                  10542                  17004                  11152
9/30/2005                                      17690                  11071                  18763                  11860
3/31/2006                                      19251                  11778                  20666                  12744
9/30/2006                                      19388                  12267                  20557                  13072

                                             AVERAGE ANNUAL RATE OF RETURN (%)
                                 ONE YEAR ENDED      FIVE YEARS ENDED    SINCE INCEPTION* TO
                               SEPTEMBER 30, 2006   SEPTEMBER 30, 2006   SEPTEMBER 30, 2006
KIRR MARBACH PARTNERS VALUE           9.59%               11.16%                8.92%
  FUND
RUSSELL 3000 INDEX**                 10.22%                8.08%                3.52%
RUSSELL MIDCAP INDEX***               9.57%               14.81%                9.75%
S&P 500 INDEX****                    10.79%                6.97%                2.67%

   * December 31, 1998

  ** The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly.

 *** The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This Index cannot be invested in directly.

**** The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                      EXPENSE EXAMPLE - SEPTEMBER 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 - September 30, 2006).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING        ENDING         EXPENSES PAID
                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD
                                     4/1/06          9/30/06      4/1/06-9/30/06(1)
Actual                              $1,000.00       $1,007.10           $7.30
Hypothetical (5% return before
  expenses)                          1,000.00        1,017.80            7.33

(1) Expenses are equal to the Fund's annualized expense ratio after expense reimbursement of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. The annualized expense ratio prior to expense reimbursement was 1.59%.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       ALLOCATION OF PORTFOLIO NET ASSETS
                               SEPTEMBER 30, 2006

(CHART)

Advertising                                                                       1.7
Automotive & Transportation                                                       6.9
Business & Financial Services                                                    10.9
Communication                                                                    12.4
Computers & Electronics                                                          18.5
Energy & Mining                                                                   4.0
Medical                                                                           4.5
Insurance                                                                         7.0
Manufacturing & Production                                                       14.4
Real Estate                                                                       1.7
Retail                                                                            8.7
Travel & Recreation                                                               5.0
Utilities                                                                         2.5
Cash & Cash Equivalents                                                           1.8

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------
                        COMMON STOCKS - 98.2%

                        ADVERTISING AGENCIES - 1.7%
          80,475        Interpublic Group of Companies, Inc. *    $      796,703
                                                                  --------------

                        AUTOMOTIVE SERVICES - 1.8%
          35,932        Adesa, Inc.                                      830,389
                                                                  --------------
                        BUSINESS SERVICES - 1.7%
          27,600        MoneyGram International, Inc.                    802,056
                                                                  --------------

                        COMMUNICATIONS & MEDIA - 6.6%
          46,067        CBS Corp. - Class B                            1,297,707
          25,775        Entercom Communications Corp.                    649,530
           5,600        Liberty Media Corp. - Capital - Class A
                        *                                                467,992
          18,257        Vivendi Universal SA - f                         658,179
                                                                  --------------
                                                                       3,073,408
                                                                  --------------
                        COMPUTERS & SOFTWARE - 4.9%
          20,875        Affiliated Computer Services, Inc. -
                        Class A *                                      1,082,577
         112,600        RealNetworks, Inc. *                           1,194,686
                                                                  --------------
                                                                       2,277,263
                                                                  --------------

                        ELECTRONIC COMPONENTS - 5.3%
          38,329        Agilent Technologies, Inc. *                   1,252,975
          69,098        AVX Corp.                                      1,222,344
                                                                  --------------
                                                                       2,475,319
                                                                  --------------

                        ELECTRONICS - 2.8%
          43,650        Olympus Corp. - ADR                            1,286,597
                                                                  --------------

                        ENERGY EQUIPMENT & SERVICES - 1.6%
          42,418        Horizon Offshore, Inc. *                         725,348
                                                                  --------------
                        FINANCIAL SERVICES - 9.2%
          31,500        CIT Group, Inc.                                1,531,845
          31,450        Federated Investors, Inc.                      1,063,324
          40,800        Franklin Bank Corp. *                            811,104
          39,690        Sovereign Bancorp, Inc.                          853,732
                                                                  --------------
                                                                       4,260,005
                                                                  --------------

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

                        HEALTH CARE & HEALTH CARE EQUIPMENT -
                        2.2%
          19,630        Analogic Corp.                                 1,007,412
                                                                  --------------

                        INSURANCE - 7.0%
          10,100        CIGNA Corp.                                    1,174,832
          42,853        Conseco, Inc. *                                  899,484
          19,178        MBIA, Inc.                                     1,178,296
                                                                  --------------
                                                                       3,252,612
                                                                  --------------

                        MANUFACTURING/PRODUCTION - 14.4%
           9,803        Algoma Steel, Inc. - * f                         274,582
          23,750        EMCOR Group, Inc. *                            1,302,450
          28,425        International Flavors & Fragrances, Inc.       1,123,924
          26,475        Lubrizol Corp.                                 1,210,702
          41,168        Tyco International Ltd. - f                    1,152,292
          28,000        Washington Group International, Inc. *         1,648,080
                                                                  --------------
                                                                       6,712,030
                                                                  --------------

                        MINING & OIL PRODUCTION - 2.4%
          64,100        Rosetta Resources, Inc. *                      1,100,597
                                                                  --------------

                        PHARMACEUTICALS - 2.3%
          25,328        Merck & Co. Inc.                               1,061,243
                                                                  --------------

                        REAL ESTATE - 1.7%
          14,710        The St Joe Company                               807,138
                                                                  --------------

                        RETAIL - 8.7%
          28,800        Dillard's Inc. - Class A                         942,624
          40,082        Dollar Tree Stores, Inc. *                     1,240,939
          44,930        Liberty Media
                        Corp. - Interactive - Class A *                  915,673
          29,930        Williams-Sonoma, Inc.                            969,433
                                                                  --------------
                                                                       4,068,669
                                                                  --------------

                        SEMICONDUCTOR & SEMICONDUCTOR
                        EQUIPMENT - 2.6%
          58,685        Intel Corp.                                    1,207,150
                                                                  --------------

                        SOFTWARE - 2.9%
          48,611        Microsoft Corp.                                1,328,539
                                                                  --------------

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2006

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

                        TELECOMMUNICATIONS - 5.8%
          15,450        ALLTEL Corp.                                     857,475
          74,800        Citizens Communications Company                1,050,192
           9,600        Telephone & Data Systems, Inc.                   404,160
           9,600        Telephone & Data Systems, Inc. -
                          Special Shares #                               392,160
                                                                  --------------
                                                                       2,703,987
                                                                  --------------
                        TRANSPORTATION - 5.1%
          26,125        Atlas Air Worldwide Holdings, Inc. *           1,136,960
          24,800        Canadian Pacific Railway Limited - f           1,233,552
                                                                  --------------
                                                                       2,370,512
                                                                  --------------
                        TRAVEL & RECREATION - 5.0%
          17,275        Carnival Corp. - f                               812,443
          55,000        Hilton Hotels Corp.                            1,531,750
                                                                  --------------
                                                                       2,344,193
                                                                  --------------

                        UTILITIES - 2.5%
          43,100        Mirant Corp. *                                 1,177,061
                                                                  --------------

                        TOTAL COMMON STOCKS
                        (Cost $34,048,690)                        $   45,668,231
                                                                  --------------
   PRINCIPAL
     AMOUNT                                                         VALUE
---------------------                                             --------------
                        SHORT TERM INVESTMENTS - 0.8%

                        US GOVERNMENT AGENCY ISSUES - 0.4%
$        197,000        Federal Home Loan Bank Discount Note,
                         10/02/06, 4.25%                          $      196,977
                                                                  --------------
                        VARIABLE RATE DEMAND NOTES ** - 0.4%
          74,004        American Family, 4.94%                            74,004
         103,916        Wisconsin Corporate Central
                         Credit Union, 4.99%                             103,916
                                                                  --------------
                                                                         177,920
                                                                  --------------
                        TOTAL SHORT TERM INVESTMENTS
                        (Cost $374,897)                           $      374,897
                                                                  --------------

                        Total Investments (Cost
                        $34,423,587) - 99.0%                      $   46,043,128
                                                                  --------------

                        Other Assets in Excess of
                        Liabilities - 1.0%                               444,523
                                                                  --------------
                        TOTAL NET ASSETS - 100.0%                 $   46,487,651
                                                                  ==============

          * - Non-income producing security.
         ** - Variable rate security as of September 30, 2006.
        ADR - American Depository Receipt.
           f - Foreign security.
           # - Special Common Shares Issued through a stock dividend on May 13, 2005.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
 8

                       (KIRR MARBACH PARTNERS VALUE FUND)

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006

ASSETS:
Investments, at current value (cost
  $34,423,587)                          $46,043,128
Receivable for Investments sold             479,735
Dividends receivable                         43,092
Other assets                                  7,908
Receivable for Fund shares sold               1,527
Interest receivable                             369
                                        -----------

Total Assets                             46,575,759
                                        -----------


LIABILITIES:
Accrued expenses                             52,138
Payable to Adviser                           35,970
                                        -----------
Total Liabilities                            88,108
                                        -----------

NET ASSETS                              $46,487,651
                                        ===========
NET ASSETS CONSIST OF:
Capital stock                           $33,576,568
Undistributed net realized gain on
  investments                             1,291,542
Net unrealized appreciation on
  investments                            11,619,541
                                        -----------
Total Net Assets                        $46,487,651
                                        ===========
Shares outstanding (500,000,000
  shares of $0.01 par value
  authorized)                             2,987,071
Net asset value, redemption price and
  offering price per share              $     15.56
                                        ===========

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2006

INVESTMENT INCOME:
Dividend income (net of withholding of
  $11,004)                               $  586,511
Interest income                              75,589
                                         ----------
Total Investment Income                     662,100
                                         ----------

EXPENSES:
Investment Adviser fees                     452,452
Legal fees                                   80,452
Shareholder servicing fees                   35,501
Administration fees                          35,080
Fund accounting fees                         24,279
Federal and state registration fees          23,214
Audit fees                                   19,942
Distribution fees                            17,655
Custody fees                                 15,780
Directors fees                               11,984
Other                                         4,796
                                         ----------
Total expenses before reimbursement         721,135
Less: Reimbursement from Investment
  Adviser                                   (65,080)
                                         ----------
Net Expenses                                656,055
                                         ----------

NET INVESTMENT INCOME                         6,045
                                         ----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments          1,342,990
Change in unrealized appreciation/
  depreciation on investments             2,817,368
                                         ----------
Net realized and unrealized gain on
  investments                             4,160,358
                                         ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $4,166,403
                                         ==========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED           YEAR ENDED
                                                              SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                              ------------------   ------------------
OPERATIONS:
  Net investment income                                          $     6,045          $   322,123
  Net realized gain on investments                                 1,342,990            1,991,741
  Change in unrealized appreciation/depreciation on
    investments                                                    2,817,368            4,671,777
                                                                 -----------          -----------
  Net increase in net assets resulting from operations             4,166,403            6,985,641
                                                                 -----------          -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                        3,713,364            3,691,681
  Shares issued to holders in reinvestment of dividends            2,163,087            4,084,512
  Cost of shares redeemed                                         (5,711,728)          (6,673,010)
                                                                 -----------          -----------
  Net increase in net assets from capital share transactions         164,723            1,103,183
                                                                 -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (133,659)            (237,101)
  From net realized gains                                         (2,179,844)          (4,144,465)
                                                                 -----------          -----------
    Total distributions to shareholders                           (2,313,503)          (4,381,566)
                                                                 -----------          -----------

TOTAL INCREASE IN NET ASSETS                                       2,017,623            3,707,258
                                                                 -----------          -----------

NET ASSETS:
  Beginning of year                                               44,470,028           40,762,770
                                                                 -----------          -----------
  End of year (including undistributed net investment income
    of $0 and $134,017, respectively)                            $46,487,651          $44,470,028
                                                                 ===========          ===========
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                        249,153              259,266
  Shares issued to holders in reinvestment of dividends              149,591              290,920
  Shares redeemed                                                   (380,704)            (459,131)
                                                                 -----------          -----------
    Net increase                                                      18,040               91,055
                                                                 ===========          ===========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
 10

                       (KIRR MARBACH PARTNERS VALUE FUND)

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

                                                                  YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------------
                                                2006          2005          2004          2003          2002
                                             -----------   -----------   -----------   -----------   -----------
PER SHARE DATA:

Net asset value, beginning of period         $     14.98   $     14.16   $     12.50   $      9.94   $     11.36
                                             -----------   -----------   -----------   -----------   -----------

Income from investment operations:
  Net investment income (loss)                        --          0.11          0.08         (0.03)         0.00(1)
  Net realized and unrealized gain (loss)
    on investments                                  1.38          2.28          1.58          2.59         (0.69)
                                             -----------   -----------   -----------   -----------   -----------
      Total from investment operations              1.38          2.39          1.66          2.56         (0.69)
                                             -----------   -----------   -----------   -----------   -----------

Less distributions:
  Distributions from net investment income         (0.05)        (0.08)           --            --         (0.01)
  Distributions from net capital gains             (0.75)        (1.49)           --            --         (0.72)
                                             -----------   -----------   -----------   -----------   -----------
      Total distributions                          (0.80)        (1.57)           --            --         (0.73)
                                             -----------   -----------   -----------   -----------   -----------
  Net asset value, end of year               $     15.56   $     14.98   $     14.16   $     12.50   $      9.94
                                             ===========   ===========   ===========   ===========   ===========

TOTAL RETURN                                        9.59%        17.64%        13.28%        25.76%        (7.58)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year                    $46,487,651   $44,470,028   $40,762,700   $34,978,400   $25,663,273
  Ratio of expenses to average net assets:
    Before expense reimbursement                    1.59%         1.60%         1.67%         1.68%         1.64%
    After expense reimbursement                     1.45%         1.45%         1.45%         1.49%         1.50%
                                                                                                  (2)
  Ratio of net investment income (loss) to
    average net assets:
      Before expense reimbursement                 (0.13)%        0.59%         0.39%        (0.49)%       (0.29)%
      After expense reimbursement                   0.01%         0.74%         0.61%        (0.30)%       (0.15)%

  Portfolio turnover rate                          37.90%        32.69%        41.01%        39.60%        68.27%

(1)Actual rate was (0.003).

(2)Expense cap was decreased to 1.45% on August 4, 2003.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       NOTES TO THE FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2006

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Kirr, Marbach Partners Funds, Inc. (the "Corporation") was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is the Kirr, Marbach Partners Value Fund (the "Fund"). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

  a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

  b) Federal Income Taxes - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

  c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

  d) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All short-term capital gains are included in ordinary income for tax purposes.

  e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  f) Repurchase Agreements - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

  g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2006

      original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

  h) Reclassification of Capital Accounts - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2006, the Fund decreased accumulated undistributed net realized gain on investments by $51,440 and decreased undistributed net investment loss by $51,440. These reclassifications were due to REIT distributions, net operating loss reclasses and security litigation settlement reclasses.

2.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments by the fund: for the year ended September 30, 2006, were as follows:

                        PURCHASES       SALES
U.S. Government        $         -   $         -
Other                  $16,602,584   $17,139,478

At September 30, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments            $34,423,587
                               -----------
Gross unrealized
  appreciation                  12,252,036
Gross unrealized
  depreciation                    (632,495)
                               -----------
Net unrealized appreciation    $11,619,541
                               ===========
Undistributed ordinary
  income                           822,464
Undistributed long-term
  capital gain                     469,078
                               -----------
Total distributable earnings   $ 1,291,542
                               ===========
Other accumulated
  gains/losses                 $         -
                               -----------
Total accumulated
  earnings/(losses)            $12,911,083
                               ===========

At September 30, 2006 the Fund did not have any accumulated net realized capital loss carryovers nor did it have any post-October losses deferred at September 30, 2006.

The tax character of distributions paid during the years ended September 30, 2006 and 2005 were as follows:

                          2006         2005
Ordinary income        $  974,752   $  320,064
Long-term capital
  gains                $1,338,751   $4,061,502

3.  AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the "Investment Adviser"). Pursuant to its
Advisory Agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

On May 19, 2003, the Board of Directors of the Fund approved an amendment to the Expense Cap/Reimbursement Agreement with the Investment Adviser to reduce the expense cap from 1.50% to 1.45%. This adjustment came into effect on August 4, 2003. Consequently, the Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.45% of its average daily net assets until February 28, 2008. Accordingly, for the year ended September 30, 2006, the Investment Adviser waived advisory fees to reimburse the Fund for other expenses in the amount of $65,080. The Investment Adviser may decide to continue the

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2006

agreement, or revise the total annual operating expense limitations after February 28, 2008. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/ reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION  AMOUNT
    9/30/2007       $86,944
    9/30/2008       $66,602
    9/30/2009       $65,080

As of September 30, 2006, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provide shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the year ended September 30, 2006, the Fund incurred expenses of $17,655 pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

4.  CHANGE IN INDEPENDENT ACCOUNTANT

On November 16, 2005, the appointment of KPMG LLP ("KPMG") as the Kirr, Marbach Partners Value Fund (the "Fund") independent registered public accountants ended, and upon the recommendation of the Fund's Audit Committee and approval of the Board of Directors, the Fund engaged Tait, Weller & Baker LLP as the Fund's principal independent auditors for the fiscal year ending September 30, 2006. KPMG had served as principal independent auditor for each of the previous fiscal years ending September 30, 2001 through September 30, 2005. The reports of KPMG on the financial statements of the Fund for such periods contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2004 and September 30, 2005 (and the interim period ended November 16, 2005) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make references thereto in their report on the financial statements of such years.

5.  NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2006

Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

                       (KIRR MARBACH PARTNERS VALUE FUND)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
KIRR, MARBACH PARTNERS FUNDS, INC.

We have audited the accompanying statement of assets and liabilities of the Kirr, Marbach Partners Value Fund (the "Fund"), including the schedule of investments, as of September 30, 2006, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2005 and the financial highlights for each of the four years in the period ended September 30, 2005 have been audited by other auditors, whose report dated November 16, 2005 expressed unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kirr, Marbach Partners Value Fund, as of September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 3, 2006

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       ADDITIONAL INFORMATION (UNAUDITED)
                               SEPTEMBER 30, 2006

AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC's website at www.SEC.com. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. For information on the on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund will post its complete schedule of portfolio holdings as of the end of its last completed fiscal quarter as part of its quarterly shareholder update on the Fund's website on or soon after the 21st day after the end of each fiscal quarter.

AVAILABILITY OF PROXY VOTING INFORMATION
Both a description of the Fund's Proxy Voting Policies and Procedures and information about the Fund's proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC's website at http://www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended September 30, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 65.7% for the fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2006 was 32.4% for the fund.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended September 30, 2006 was 5.7% for the fund.

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended September 30, 2006 was 86.3% for the fund.

                       (KIRR MARBACH PARTNERS VALUE FUND)

                                                 TERM OF OFFICE     PRINCIPAL OCCUPATION         OTHER
   NAME, ADDRESS           POSITION WITH         AND LENGTH OF           DURING PAST         DIRECTORSHIPS
      AND AGE             THE CORPORATION         TIME SERVED            FIVE YEARS              HELD
----------------------------------------------------------------------------------------------------------
                                           INTERESTED DIRECTORS
Mark D. Foster *      Director                  Indefinite term   Chief Investment             None
Born 1958             Chairman and              since 1998        Officer, Kirr, Marbach &
                      President                                   Company, LLC
----------------------------------------------------------------------------------------------------------
Mickey Kim *          Chief Compliance          Indefinite term   Chief Compliance Officer     None
Born 1958             Officer, Director,        since 1998        and Chief Operating
                      Vice President,                             Officer, Kirr, Marbach &
                      Secretary and Treasurer                     Company, LLC
----------------------------------------------------------------------------------------------------------
                                         DIS-INTERESTED DIRECTORS
Jeffrey N. Brown *    Director                  Indefinite term   President, Home News         None
Born 1959                                       since 1998        Enterprises
----------------------------------------------------------------------------------------------------------
Mark E. Chesnut *     Director                  Indefinite term   Retired, Formerly            None
Born 1947                                       since 1998        Vice-President, Cummins
                                                                  Engine Company
----------------------------------------------------------------------------------------------------------
John F. Dorenbusch *  Director                  Indefinite term   Retired, Formerly            None
Born 1938                                       since 1998        President,
                                                                  Irwin Management Company
                                                                  and Tipton Lakes Company
----------------------------------------------------------------------------------------------------------

* The address for all directors is Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, Indiana 47201

                                   DIRECTORS
                              Mark D. Foster, CFA
                                Mickey Kim, CFA
                                Jeffrey N. Brown
                                Mark E. Chesnut
                               John F. Dorenbusch

                               PRINCIPAL OFFICERS
                         Mark D. Foster, CFA, President
            Mickey Kim, CFA, Vice President, Treasurer and Secretary

                               INVESTMENT ADVISER
                          Kirr, Marbach & Company, LLC
                             621 Washington Street
                            Columbus, Indiana 47201

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                         1555 North River Center Drive
                              Milwaukee, WI 53212

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                          DIVIDEND - DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  Third Floor
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                 LEGAL COUNSEL
                              Kirkland & Ellis LLP
                              200 E. Randolph Dr.
                            Chicago, Illinois 60601

         This report should be accompanied or preceded by a prospectus.

 The Fund's Statement of Additional Information contains additional information about the Fund's directors and is available without charge upon request by calling: 1-800-808-9444.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444. A description of the Fund's proxy voting policies and procedures is available on the Fund's website, www.kmpartnersfunds.com, or on the SEC's website, at www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available without charge upon request by calling 1-800-808-9444 or on the SEC's website, at
                                  www.sec.gov.

(ANNUAL REPORT GRAPHIC)

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's code of ethics that applies to the registrant's principal executive officer and principal financial officer is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                     FYE  09/30/2006   FYE  09/30/2005
                     ---------------   ---------------
Audit Fees               $13,500           $20,000
Audit-Related Fees
Tax Fees                 $ 2,500           $ 2,150
All Other Fees

The registrant's Audit Committee Charter provides that the Audit Committee of the registrant approve, prior to the engagement of the independent public accountants, (a) all audit and permissible non-audit services to be provided to the registrant and (b) all permissible non-audit services to be provided by the registrant's independent public accountants to Kirr, Marbach & Company, LLC (the "Adviser") or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

The following table indicates the non-audit fees billed by the registrant's independent public accountants for services to the registrant and to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant for each of the past two fiscal years. The Audit Committee noted that, as indicated in the table below, no fees were billed by the registrant's independent public accountants to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant.

Non-Audit Related Fees            FYE  09/30/2006   FYE  09/30/2005
----------------------            ---------------   ---------------
Registrant                               $0                $0
Registrant's Investment Adviser          $0                $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is


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

     appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


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

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Kirr, Marbach Partners Funds, Inc.


     By (Signature and Title)* /s/ Mark Foster
                               --------------------------------------
                               Mr. Mark Foster, President

     Date December 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By (Signature and Title)* /s/ Mark Foster
                               --------------------------------------
                               Mr. Mark Foster, President

     Date December 8, 2006


     By (Signature and Title)* /s/ Mickey Kim
                               --------------------------------------
                               Mr. Mickey Kim, Treasurer

     Date December 8, 2006

* Print the name and title of each signing officer under his or her signature.


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